RELATED PARTY	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Notes to Financial Statements
NOTE 8 - RELATED PARTY

During the period from October 1, 2018 through March 31, 2019 the Company paid related parties consulting fees of $177,526 of which Harp Sangha was paid $82,000 and Craig Alford was paid $45,000. Under the terms of their consulting agreements Mr. Alford is entitled to $45,000 for the period and Mr. Sangha $90,000. As of March 31, 2019 the Company owed the related parties $32,461 in accrued consulting. The monthly payments, dates of their contracts termination and relation to the Company or family of the officers are set forth below:

Name	Monthly	Terminates	Related Party
Louis Silver	$2,000	1/31/2019	no
Harkrishnan Giroh	$2,500	1/31/2019	no
Jagraj Sangha	$4,000	6/30/2019	Son of Harp Sangha
Remit Bains	$3,000	9/30/2019	Wife of Brother of Harp Sangha
Flora Mushi	$3,000	9/30/2019	no
William Monroe	$5,833	3/31/2019	No
Baljinder Cheema	$5,000	2/28/2019	no
Kulraj Sangha	$3,000	9/30/2019	Yes to Harp Sangha
Craig Alford	$7,000	9/30/2019	Officer
Harp Sangha	$15,000	9/30/2019	Officer

During the period ended March 31, 2019 Harpreet Sangha, the Company’s Chairman and Chief Financial Officer, entered into an agreement and purchased 10,000,000 shares of the Company’s common stock for $10,000 and Craig Alford, the Company’s President, who entered into an agreement and purchased 4,000,000 shares of the Company’s common stock for $4,000.

During the year ended September 30, 2017, an officer and director paid $43,971 in expenses on behalf of the Company. The funds are unsecured, payable on demand and bear no interest. As of September 30, 2017 and 2018, the total amount due to the officer and director is US$62,994 and $32,971, respectively.

During the year ended September 30, 2018, an officer and director of the Company paid USD $37,668 of operating expenses on behalf of the Company while the Company repaid the related party $32,448. The total amount due as of September 30, 2018 is $32,971 The advances are unsecured, bear no interest and are payable on demand.

During the year ended September 30, 2018, the Company paid a related party, who is a former officer and director of the Company, USD $100,000 in consulting fees under a consulting agreement with the Company. The contract was for one year and based on the date of the contract the Company expensed $66,667 for the year ended September 30, 2018 and prepaid of $33,333.

On December 1, 2014, the Company issued to a related party, who is a former officer and director of the Company, a convertible note for USD $2,245 (CAD $2,800). The note bears an interest rate of 5% per annum and matured on December 31, 2015. On December 29, 2017 the Company paid the outstanding principal of $2,226 and interest of $334 for a total of $2,560.

During the years ended September 30, 2018 and 2017 the Company’s operations conducted out of the premises at 14890 66a Ave., Surrey, B.C. V3S 9Y6 Canada. Mr. Gurm Sangha, the former President , Director made these premises available to the Company rent-free.